Financial Instruments - Summary of Significant Financial Assets and Liabilities Denominated in Foreign Currencies (Detail)	12 Months Ended
	Dec. 31, 2020 SGD ($)	Dec. 31, 2020 SGD ($) GBP (£)	Dec. 31, 2019 SGD ($)	Dec. 31, 2019 SGD ($) GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure Of Financial Instruments [Abstract]
Financial assets, Foreign Currencies	$ 458,878	$ 458,878	$ 2,538,168	$ 2,538,168	£ 49,524	£ 999,471
Financial assets, Exchange Rate	0.7566	1.3651	0.7431	1.3187
Financial assets, Carrying Amount	$ 347,190	$ 347,190	$ 1,886,160	$ 1,886,160	67,606	£ 1,318,000
Financial liabilities, Foreign Currencies	$ 15,722,226	$ 15,722,226	$ 15,126,578	15,126,578	184,320
Financial liabilities, Exchange Rate	0.7566	1.3651	0.7431
Financial Liabilities, Carrying Amount	$ 11,895,538	$ 11,895,538	$ 11,240,843	$ 11,240,843	£ 251,618